Document and Entity Information	Oct. 13, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001809987
Document Type	8-K
Document Period End Date	Oct. 13, 2021
Entity Registrant Name	GS Acquisition Holdings Corp II
Entity Incorporation State Country Code	DE
Entity File Number	001-39352
Entity Tax Identification Number	83-0974996
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Quarter Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Trading Symbol	GSAH.U
Security Exchange Name	NYSE
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	GSAH
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	GSAH WS
Security Exchange Name	NYSE